Investments in associates and joint ventures (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Breakdown of investments in associates and joint ventures
Investment book value	[1]	R$ 7,635,612	[2]	R$ 8,125,799	R$ 8,257,384
Equity in net income (loss)	[1]	1,201,082		1,680,375	1,718,411
Associates and joint ventures current assets	[1]	100,298,361		84,682,829	93,946,146
Associates and joint ventures non - current assets	[1]	30,659,441		31,407,773	26,992,289
Associates and joint ventures current liabilities	[1]	92,988,191		74,148,165	89,194,631
Associates and joint ventures non - current liabilities	[1]	14,781,772		16,508,545	10,720,340
Revenue	[1],[3]	24,134,248		21,487,052	17,421,168
Associates and joint ventures net income (loss) for the year	[1]	4,092,211		5,528,912	6,014,365
Elo Participações S.A.
Breakdown of investments in associates and joint ventures
Investment book value		1,338,973	[2]	1,191,343	978,195
Equity in net income (loss)		314,644		288,938	162,070
Associates and joint ventures current assets		1,385,306		718,623	420,804
Associates and joint ventures non - current assets		1,835,595		1,981,596	1,776,837
Associates and joint ventures current liabilities		199,891		170,683	96,763
Associates and joint ventures non - current liabilities		29,192		8,220	3,967
Revenue	[3]	38,605		28,938	18,708
Associates and joint ventures net income (loss) for the year		R$ 627,367		R$ 573,968	R$ 324,075
Company	[4]	Elo Participações S.A.		Elo Participações S.A.	Elo Participações S.A.
Equity interest		50.01%		50.01%	50.01%
Shareholding interest with voting rights		50.01%		50.01%	50.01%
Crediare S.A. – Crédito, Financiamento e Investimento
Breakdown of investments in associates and joint ventures
Investment book value		R$ 49,673	[2]	R$ 70,254	R$ 68,231
Equity in net income (loss)		11,482		12,473	12,393
Associates and joint ventures current assets		448,568		330,042	339,236
Associates and joint ventures non - current assets		4,738		66,980	119,406
Associates and joint ventures current liabilities		353,962		161,458	324,764
Associates and joint ventures non - current liabilities		0		0	0
Revenue	[3]	135,746		136,193	161,107
Associates and joint ventures net income (loss) for the year		R$ 23,498		R$ 24,946	R$ 24,786
Company		Crediare S.A. – Crédito, Financiamento e Investimento		Crediare S.A. – Crédito, Financiamento e Investimento	Crediare S.A. – Crédito, Financiamento e Investimento
Equity interest		50.00%		50.00%	50.00%
Shareholding interest with voting rights		50.00%		50.00%	50.00%
MPO - Processadora de Pagamentos Móveis S.A.
Breakdown of investments in associates and joint ventures
Investment book value		R$ 0	[2]	R$ 0	R$ 0
Equity in net income (loss)		18		(30)	(39)
Associates and joint ventures current assets		2,676		2,284	2,198
Associates and joint ventures non - current assets		1,423		1,696	1,612
Associates and joint ventures current liabilities		4,187		4,112	2
Associates and joint ventures non - current liabilities		0		0	3,881
Revenue	[3]	150		154	227
Associates and joint ventures net income (loss) for the year		R$ 44		R$ (60)	R$ (78)
Company	[5]	MPO - Processadora de Pagamentos Móveis S.A.		MPO - Processadora de Pagamentos Móveis S.A.	MPO - Processadora de Pagamentos Móveis S.A.
Equity interest		100.00%		50.00%	50.00%
Shareholding interest with voting rights		100.00%		50.00%	50.00%
Total investments in joint ventures
Breakdown of investments in associates and joint ventures
Investment book value		R$ 1,388,646	[2]	R$ 1,261,597	R$ 1,046,426
Equity in net income (loss)		326,144		301,381	174,424
Associates and joint ventures current assets		1,836,550		1,050,949	762,238
Associates and joint ventures non - current assets		1,841,756		2,050,272	1,897,855
Associates and joint ventures current liabilities		558,040		336,253	421,529
Associates and joint ventures non - current liabilities		29,192		8,220	7,848
Revenue	[3]	147,501		165,285	180,042
Associates and joint ventures net income (loss) for the year		R$ 650,909		R$ 598,854	R$ 348,783
Cielo S.A.
Breakdown of investments in associates and joint ventures
Company	[6]	Cielo S.A.		Cielo S.A.	Cielo S.A.
Equity interest		30.06%		30.06%	30.06%
Shareholding interest with voting rights		30.06%		30.06%	30.06%
Investment book value		R$ 4,012,423	[2]	R$ 4,679,589	R$ 4,832,660
Equity in net income (loss)		475,194		1,011,125	1,219,202
Associates and joint ventures current assets		80,584,265		65,967,300	76,403,596
Associates and joint ventures non - current assets		13,924,371		16,595,791	13,151,540
Associates and joint ventures current liabilities		74,467,296		56,802,838	71,020,292
Associates and joint ventures non - current liabilities		8,648,722		10,890,157	6,833,491
Revenue	[3]	5,300,681		1,883,033	2,561,394
Associates and joint ventures net income (loss) for the year		R$ 1,583,827		R$ 3,341,909	R$ 4,056,077
IRB - Brasil Resseguros S.A.
Breakdown of investments in associates and joint ventures
Company	[7],[8]	IRB - Brasil Resseguros S.A.		IRB - Brasil Resseguros S.A.	IRB - Brasil Resseguros S.A.
Equity interest		15.23%		15.23%	15.23%
Shareholding interest with voting rights		15.23%		15.23%	15.23%
Investment book value		R$ 668,833	[2]	R$ 606,161	R$ 543,025
Equity in net income (loss)		225,137		174,277	182,432
Associates and joint ventures current assets		10,900,366		10,265,219	8,512,491
Associates and joint ventures non - current assets		6,029,558		5,417,377	6,124,173
Associates and joint ventures current liabilities		11,222,870		10,845,420	10,138,711
Associates and joint ventures non - current liabilities		1,334,052		873,938	947,514
Revenue	[3]	7,842,177		7,036,160	3,550,438
Associates and joint ventures net income (loss) for the year		R$ 1,472,003		R$ 1,139,542	R$ 1,197,846
Fleury S.A.
Breakdown of investments in associates and joint ventures
Company	[8],[9]	Fleury S.A.		Fleury S.A.	Fleury S.A.
Equity interest		16.28%		16.28%	16.28%
Shareholding interest with voting rights		16.28%		16.28%	16.28%
Investment book value		R$ 703,401	[2]	R$ 699,927	R$ 692,380
Equity in net income (loss)		37,312		38,805	46,791
Associates and joint ventures current assets		990,578		1,510,304	1,389,026
Associates and joint ventures non - current assets		3,707,962		2,482,580	2,224,500
Associates and joint ventures current liabilities		685,626		640,899	615,510
Associates and joint ventures non - current liabilities		2,210,530		1,570,942	1,263,331
Revenue	[3]	3,047,851		2,642,751	2,609,717
Associates and joint ventures net income (loss) for the year		R$ 327,279		R$ 238,558	R$ 287,414
Aquarius Participações S.A.
Breakdown of investments in associates and joint ventures
Company	[10]	Aquarius Participações S.A.		Aquarius Participações S.A.	Aquarius Participações S.A.
Equity interest		49.00%		49.00%	49.00%
Shareholding interest with voting rights		49.00%		49.00%	49.00%
Investment book value		R$ 44,535	[2]	R$ 43,030	R$ 263,630
Equity in net income (loss)		12,155		130,769	116,070
Associates and joint ventures current assets		914		19,096	242,617
Associates and joint ventures non - current assets		90,013		86,626	532,707
Associates and joint ventures current liabilities		39		17,907	237,305
Associates and joint ventures non - current liabilities		0		0	0
Revenue	[3]	0		0	38
Associates and joint ventures net income (loss) for the year		R$ 24,805		R$ 266,876	R$ 236,878
Haitong Banco de Investimento do Brasil S.A.
Breakdown of investments in associates and joint ventures
Company		Haitong Banco de Investimento do Brasil S.A.		Haitong Banco de Investimento do Brasil S.A.	Haitong Banco de Investimento do Brasil S.A.
Equity interest		20.00%		20.00%	20.00%
Shareholding interest with voting rights		20.00%		20.00%	20.00%
Investment book value		R$ 104,420	[2]	R$ 100,597	R$ 105,649
Equity in net income (loss)		3,824		602	(22,637)
Associates and joint ventures current assets		2,769,583		2,587,712	3,588,848
Associates and joint ventures non - current assets		1,501,644		1,503,374	1,283,453
Associates and joint ventures current liabilities		3,018,405		2,210,690	3,565,394
Associates and joint ventures non - current liabilities		732,665		1,880,396	726,468
Revenue	[3]	3,933,691		6,362,896	5,432,770
Associates and joint ventures net income (loss) for the year		R$ 16,642		R$ 3,010	R$ (113,185)
Cia. Brasileira de Gestão e Serviços S.A.
Breakdown of investments in associates and joint ventures
Company		Cia. Brasileira de Gestão e Serviços S.A.		Cia. Brasileira de Gestão e Serviços S.A.	Cia. Brasileira de Gestão e Serviços S.A.
Equity interest		41.85%		41.85%	41.85%
Shareholding interest with voting rights		41.85%		41.85%	41.85%
Investment book value		R$ 135,005	[2]	R$ 127,677	R$ 118,781
Equity in net income (loss)		9,328		8,895	16,530
Associates and joint ventures current assets		245,624		230,503	285,871
Associates and joint ventures non - current assets		106,351		100,052	118,394
Associates and joint ventures current liabilities		25,873		22,207	33,305
Associates and joint ventures non - current liabilities		3,491		3,258	8,320
Revenue	[3]	188,407		174,816	61,185
Associates and joint ventures net income (loss) for the year		R$ 22,550		R$ 21,254	R$ 39,498
Tecnologia Bancaria S.A.
Breakdown of investments in associates and joint ventures
Company	[8]	Tecnologia Bancária S.A.		Tecnologia Bancária S.A.	Tecnologia Bancária S.A.
Equity interest		24.32%		24.32%	24.32%
Shareholding interest with voting rights		24.32%		24.32%	24.32%
Investment book value		R$ 130,759	[2]	R$ 115,433	R$ 108,752
Equity in net income (loss)		15,327		(8,492)	10,209
Associates and joint ventures current assets		561,182		471,119	242,480
Associates and joint ventures non - current assets		1,646,932		1,488,542	75,702
Associates and joint ventures current liabilities		448,857		511,883	590,872
Associates and joint ventures non - current liabilities		1,256,342		1,035,574	496,090
Revenue	[3]	2,478,999		2,225,362	2,534,235
Associates and joint ventures net income (loss) for the year		44,698		R$ (34,918)	R$ 41,973
NCR Brasil Indústria de Equipamentos para Automação S.A.
Breakdown of investments in associates and joint ventures
Company	[8]			NCR Brasil Indústria de Equipamentos para Automação S.A.	NCR Brasil Indústria de Equipamentos para Automação S.A.
Equity interest				49.00%	49.00%
Shareholding interest with voting rights				49.00%	49.00%
Investment book value				R$ 52,571	R$ 46,039
Equity in net income (loss)		R$ 6,689		6,689	4,108
Associates and joint ventures current assets				305,278	221,809
Associates and joint ventures non - current assets				30,249	28,788
Associates and joint ventures current liabilities				207,894	141,520
Associates and joint ventures non - current liabilities				0	0
Revenue	[3]			9,601	1,270
Associates and joint ventures net income (loss) for the year				R$ 13,651	R$ 8,384
Swiss Re Corporate Solutions Brasil
Breakdown of investments in associates and joint ventures
Company	[8]	Swiss Re Corporate Solutions Brasil		Swiss Re Corporate Solutions Brasil	Swiss Re Corporate Solutions Brasil
Equity interest		40.00%		40.00%	40.00%
Shareholding interest with voting rights		40.00%		40.00%	40.00%
Investment book value		R$ 345,825	[2]	R$ 345,036	R$ 463,400
Equity in net income (loss)		9,056		(10,998)	(26,437)
Associates and joint ventures current assets		2,206,395		2,110,050	2,178,209
Associates and joint ventures non - current assets		1,487,009		1,479,827	1,511,924
Associates and joint ventures current liabilities		2,522,673		2,509,280	2,411,600
Associates and joint ventures non - current liabilities		317,259		246,060	437,278
Revenue	[3]	1,167,924		973,422	490,079
Associates and joint ventures net income (loss) for the year		R$ 22,641		R$ (27,494)	R$ (66,093)
Gestora de Inteligência de Crédito S.A.
Breakdown of investments in associates and joint ventures
Company	[8]	Gestora de Inteligência de Crédito S.A.		Gestora de Inteligência de Crédito S.A.	Gestora de Inteligência de Crédito S.A.
Equity interest		20.00%		20.00%	20.00%
Shareholding interest with voting rights		20.00%		20.00%	20.00%
Investment book value		R$ 47,744	[2]	R$ 59,098	R$ 29,513
Equity in net income (loss)		(11,354)		(6,466)	(4,642)
Associates and joint ventures current assets		202,904		165,299	118,961
Associates and joint ventures non - current assets		323,845		173,083	43,253
Associates and joint ventures current liabilities		38,512		42,894	18,594
Associates and joint ventures non - current liabilities		249,519		0	0
Revenue	[3]	17		13,726	0
Associates and joint ventures net income (loss) for the year		R$ (73,143)		R$ (32,330)	R$ (23,210)
Other
Breakdown of investments in associates and joint ventures
Company	[8]	0		0	0
Equity interest		0.00%		0.00%	0.00%
Shareholding interest with voting rights		0.00%		0.00%	0.00%
Investment book value		R$ 54,021	[2]	R$ 35,083	R$ 7,129
Equity in net income (loss)		98,959		33,788	2,361
Associates and joint ventures current assets		0		0	0
Associates and joint ventures non - current assets		0		0	0
Associates and joint ventures current liabilities		0		0	0
Associates and joint ventures non - current liabilities		0		0	0
Revenue	[3]	0		0	0
Associates and joint ventures net income (loss) for the year		0		0	0
Total investments in associates
Breakdown of investments in associates and joint ventures
Investment book value		6,246,966	[2]	6,864,202	7,210,958
Equity in net income (loss)		874,938		1,378,994	1,543,987
Associates and joint ventures current assets		98,461,811		83,631,880	93,183,908
Associates and joint ventures non - current assets		28,817,685		29,357,501	25,094,434
Associates and joint ventures current liabilities		92,430,151		73,811,912	88,773,103
Associates and joint ventures non - current liabilities		14,752,580		16,500,325	10,712,492
Revenue	[3]	23,959,747		21,321,767	17,241,126
Associates and joint ventures net income (loss) for the year		R$ 3,441,302		R$ 4,930,058	R$ 5,665,582

[1]	In 2019, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$727,235 thousand. In 2018, impairment losses were recorded in 'associates and jointly controlled entities' in the amount of R$107,000 thousand. In 2017, it was recorded in the amount of R$31,868 thousand on the investment in NCR Brasil Industria de Equipamentos para Automacao S.A;
[2]	Of this amount, R$985,628 thousand refers to the acquisition of shares in associated and jointly controlled companies, which are recorded in the Balance Sheet under the caption Investments in associates and joint ventures (Cielo/Fleury/Swiss Re).
[3]	Revenues from financial intermediation or services;
[4]	Brazilian company, holding company that consolidates joint business related to electronic means of payment. In 2019, the Organization received R$72,215 thousand of dividends from this investment. In its financial statements, Elo Participacoes S.A. presented R$22 thousand of other comprehensive income;
[5]	In December 2019, we began to consolidate the company MPO - Processadora de Pagamentos Moveis S.A., after the shareholding acquisition.
[6]	Brazilian company, services provider related to credit and debit cards and other means of payment. In 2019, the Organization received R$448,291 thousand of dividends and interest on equity of this investment. In its financial statements, Cielo S.A. presented R$45,693 thousand of other comprehensive income;
[7]	Bradesco has a board member at IRB-Brasil with voting rights, which results in significant influence;
[8]	Companies for which the equity accounting adjustments are calculated using statements of financial position and statements of income with lag in relation to the reporting date of these consolidated financial statements;
[9]	Participation in Fleury S.A. (i) company considered using equity method as Bradesco has significant influence due its participation on the Board of the Directors and other Committees;
[10]	In 2018, occurred the partial spin-off and consolidation of Fidelity Processadora S.A., controlled by Aquarius Participacoes S.A.;